091-08281 fn

| For Internal Use Only | | Submit 1 Original | RECEIVED | OMB Approval No.: |
|---|---|---|---|---|
| Sec File No. 91 - | | and 9 Copies | | Expires: |
| | | | 2010 APR -7 PM 2:52 | Estimated average burden hours per response: 2.00 |

**UNITED STATES**
**SECURITIES AND EXCHANGE COMMISSION** SEC/TM
**Washington, D.C. 20549**

# FORM 19b-4(e)

**Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Excha[redacted]**

**READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM**

10046907

**Part I** **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

**NYSE Arca, Inc.**

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

**Corporation**

3. Class of New Derivative Securities Product:

**Index-Linked Securities**

4. Name of Underlying Instrument:

**S&P 500 Index**

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

**Broad Based**

6. Ticker Symbol(s) of New Derivative Securities Product:

**LDX**

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

**New York Stock Exchange; Nasdaq Stock Market**

8. Settlement Methodology of New Derivative Securities Product:

**Regular way trades settle on T+3/Book entry only held in DTC.**

9. Position Limits of New Derivative Securities Product (if applicable):

**Not applicable.**

**Part II** **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

**Sudhir C. Bhattacharyya**

Title:

**Vice President - Legal**

Telephone Number:

**(212) 656-2920**

Manual Signature of Official Responsible for Form:

**April 6, 2010**

| Act | Securities Exchange Act of 1934 |
|---|---|
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | APR - 7 2010 |

SEC 2449 (1/99)

**Sudhir Bhattacharyya**
*Vice President, Legal*

NYSE Arca, Inc.
11 Wall Street
New York, NY 10005

tel: 212.656.2920
fax: 212.656.8101
sbhattacharyya@nyx.com

NYSE Arca

RECEIVED
2010 APR -7 PM 3: 12
SEC / TM

**Via Overnight Mail**

April 6, 2010

Ms. Gail Jackson
US Securities and Exchange Commission
Division of Trading and Markets
Station Place – Building I
100 F Street, N.E. – Room 6628
Washington, DC 20549

**Re: Form 19b-4(e) – Bank of America / GlobalShares / UBS**

Dear Ms. Jackson:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find an original and nine copies of Form 19b-4(e) with respect to the following securities:

- Bank of America Capped Leveraged Index Return Notes linked to the S&P 500 Index due March 30, 2012 (Ticker Symbol: LDX)
- Bank of America Market Index Target Term Securities Linked to the Dow Jones Industrial Average Due March 27, 2015 (Ticker Symbol: SDA)
- GlobalShares FTSE All-World ETF linked to the FTSE All-World Index (Ticker Symbol: GSW)
- GlobalShares FTSE All-World ex US Fund ETF linked to the FTSE All-World ex US Index (Ticker Symbol: GSO)
- GlobalShares FTSE All-Cap Asia Pacific ex Japan Fund ETF linked to the FTSE All-Cap Asia Pacific ex Japan Index (Ticker Symbol: GSZ)
- UBS E-TRACS Alerian MLP Infrastructure ETN linked to the Alerian MLP Infrastructure Index due April 2, 2040 (Ticker Symbol: MLPI)

If you have any questions, please do not hesitate to call me at (212) 656-2920.

Sincerely,

Enclosures

Cc: Tim Malinowski (NYSE Euronext)

| | |
|---|---|
| **Act** | **Securities Exchange Act of 1934** |
| **Section** | **19b-4** |
| **Rule** | **19b-4(e)** |
| **Public Availability:** | **APR - 7** |